Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2011
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAGX
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAGAX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAVX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAVAX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAFX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFVX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIASX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BASAX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAAX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAUAX
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAOX
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAMX
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAIX
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIATX